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                                    FORM 13F

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                                                           OMB APPROVAL
                                                   -----------------------------
                                                    OMB Numbers       3215-0004
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  03/31/01
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Guy Wyser-Pratte
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Title:  President
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing:

Guy Wyser-Pratte
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[Signature]

New York, NY
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[City, State]

April 25, 2001
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers
       NONE
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Form 13F Information Table Entry Total:
       19
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Form 13F Information Table Value Total:
       $181,751 (thousands)
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List of Other Included Managers:







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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
ALZA Corp                      com              022615108     6683   165000 SH       SOLE                   165000
Barrett Resources Corp         com              068480201    21216   353300 SH       SOLE                   353300
Biochem Pharma Inc             com              09058t108    17997   592500 SH       SOLE                   592500
*CitiGroup Inc                 com              172967101      930    20681 SH       SOLE                    20681
Dallas Semiconductor Corp      com              235204104      520    20000 SH       SOLE                    20000
Delta & Pine Land Co LTD       com              247357106    31899  1323600 SH       SOLE                  1323600
*Dow Chemical Co               com              260543103     1048    33186 SH       SOLE                    33186
*El Paso Energy                com              28336l109     1582    24231 SH       SOLE                    24231
Harcourt General Inc           com              41163g101    10666   191600 SH       SOLE                   191600
Honeywell Int'l Inc            com              438516106     6238   152900 SH       SOLE                   152900
IBP Inc.                       com              449223106     4997   304700 SH       SOLE                   304700
MCN Energy Group Inc           com              55267j100    11218   434800 SH       SOLE                   434800
Powertel Inc                   com              73936c109    15384   279700 SH       SOLE                   279700
Quaker Oats Co                 com              747402105      980    10000 SH       SOLE                    10000
Tosco Corp                     com              891490302    14410   337000 SH       SOLE                   337000
Voicestream Wireless Corp      com              928615103     6466    70000 SH       SOLE                    70000
Willamette Industries Inc      com              969133107    24067   523200 SH       SOLE                   523200
*Alcatel Spon ADR              adr              013904305     2379    82710 SH       SOLE                    75420
Terra Networks SA Sp ADR       adr              88100w103     3071   333150 SH       SOLE                   333150

*Note: Investment Advisor had identical SHORT positions in these securities as of 3/31/2001

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